Related Party Transactions - Schedule of Significant Related Party Transactions (Detail) - CNY (¥)		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Share-based compensation expenses		¥ 218,057,000
Doyu Inc [Member]
Related Party Transaction [Line Items]
Paid to related party		479,312,732	¥ 357,557,009
JOYY Inc [Member]
Related Party Transaction [Line Items]
Cash collected by JOYY as a payment platform for Huya		0	1,176,600,000
Purchase of services by JOYY on behalf of Huya		11,547,000	11,266,000
Operation support services	[1]	2,562,000	13,160,000
Share-based compensation expenses		0	1,410,000
Others		1,438,000	8,398,000
Deemed distribution to JOYY		1,013,000	9,278,000
Tencent Holdings Limited [Member]
Related Party Transaction [Line Items]
Operation support services	[2]	162,309,000	88,934,000
Purchase of copyrights for live streaming from Tencent		79,192,000	81,062,000
Revenue from related parties		7,336,000	4,393,000
Others		3,280,000	79,000
Payment on behalf of Tencent		8,610,000	12,918,000
Market promotion expenses charged by Tencent		6,322,000	1,851,000
Cash collected by Tencent as a game operator for Huya		2,832,000
Tencent Holdings Limited [Member] | Doyu Inc [Member] | Advertisement Revenue [Member]
Related Party Transaction [Line Items]
Revenue from related parties		743,697	2,659,943
Tencent Holdings Limited [Member] | Doyu Inc [Member] | Revenue Sharing Fees And Content Cost [Member]
Related Party Transaction [Line Items]
Paid to related party		2,456,153	3,918,816
Tencent Holdings Limited [Member] | Doyu Inc [Member] | Bandwidth Fees [Member]
Related Party Transaction [Line Items]
Paid to related party		105,148,383	117,000,468
Tencent Holdings Limited [Member] | Doyu Inc [Member] | Payment Handling Fees [Member]
Related Party Transaction [Line Items]
Paid to related party		21,322,748	14,026,878
Tencent Holdings Limited [Member] | Doyu Inc [Member] | Content Rights [Member]
Related Party Transaction [Line Items]
Purchased from related parties		36,732,755	32,293,475
Tencent Holdings Limited [Member] | Doyu Inc [Member] | Others [Member]
Related Party Transaction [Line Items]
Other revenue		5,475,812	14,387,130
Tencent's related parties [Member]
Related Party Transaction [Line Items]
Purchase of operating rights for live streaming from Tencent's related parties		28,089,000
Bandwidth service provided by Tencent's related parties		11,129,000
Content production costs charged by Tencent's related parties		5,216,000
Market promotion expenses charged by Tencent's related parties		3,715,000
Others		5,734,000
Equity Method Investees Talent Agencies [Member] | Doyu Inc [Member] | Live Streaming Revenue [Member]
Related Party Transaction [Line Items]
Revenue from related parties		1,415,094	78,933,963
Equity Method Investees Talent Agencies [Member] | Doyu Inc [Member] | Revenue Sharing Fees And Content Cost [Member]
Related Party Transaction [Line Items]
Paid to related party		¥ 476,856,579	¥ 353,638,193

[1]	Purchases of services from JOYY mainly consist of office rental, payment handling services and bandwidth services which are charged at market price.
[2]	Operation support services from Tencent mainly consist of bandwidth and payment handling services which are charged at market price.